Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	To be issued pursuant to the Amended and Restated Cogent Biosciences, Inc. 2018 Stock Option and Incentive Plan
Amount Registered | shares	4,418,469
Proposed Maximum Offering Price per Unit	8.06
Maximum Aggregate Offering Price	$ 35,612,860.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,452.33
Offering Note

(1)	In addition to the number of shares of the common stock, par value $0.001 per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)	Represents an automatic increase to the number of shares available for issuance under the 2018 Plan in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.
(3)	Represents an automatic increase to the number of shares available for issuance under the ESPP in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $6.85 per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and is based on 85% of $8.06, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.
(4)	Represents additional shares added to the Inducement Plan. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	To be issued pursuant to the Cogent Biosciences, Inc. 2018 Employee Stock Purchase Plan
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	6.85
Maximum Aggregate Offering Price	$ 856,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 131.09
Offering Note

(1)	In addition to the number of shares of the common stock, par value $0.001 per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)	Represents an automatic increase to the number of shares available for issuance under the 2018 Plan in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.
(3)	Represents an automatic increase to the number of shares available for issuance under the ESPP in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $6.85 per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and is based on 85% of $8.06, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.
(4)	Represents additional shares added to the Inducement Plan. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	To be issued pursuant to the Cogent Biosciences, Inc. 2020 Inducement Plan
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	8.06
Maximum Aggregate Offering Price	$ 10,478,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,604.18
Offering Note

(1)	In addition to the number of shares of the common stock, par value $0.001 per share (the “Common Stock”), of the Registrant stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)	Represents an automatic increase to the number of shares available for issuance under the 2018 Plan in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.
(3)	Represents an automatic increase to the number of shares available for issuance under the ESPP in accordance with the automatic annual increase provision therein, effective as of January 1, 2025. The price of $6.85 per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and is based on 85% of $8.06, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.
(4)	Represents additional shares added to the Inducement Plan. The price of $8.06 per share, which is the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act and has been used as these shares are without a fixed price.